Supplemental Disclosure of Cash Flow Information - Liabilities Arising From Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 23,115	$ 22,592
Changes from financing cash flows:
Issue (repayment) of long-term debt	(6,779)	719
Settlement of long-term debt acquired	(183)	(397)	$ 0
Proceeds on settlement of cross currency swaps	0	166	0
Payment of lease liabilities	(209)	(225)	(237)
Non-cash changes:
Lease additions	88	148
Changes in foreign exchange and fair value	(56)	(285)
Liabilities arising from financing activities, ending balance	16,159	23,115	22,592
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	21,453	20,982
Changes from financing cash flows:
Issue (repayment) of long-term debt	(6,779)	719
Non-cash changes:
Changes in foreign exchange and fair value	20	(248)
Liabilities arising from financing activities, ending balance	14,694	21,453	20,982
Cash flow hedges on US dollar debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(28)	(199)
Changes from financing cash flows:
Proceeds on settlement of cross currency swaps		166
Non-cash changes:
Changes in foreign exchange and fair value	(91)	5
Liabilities arising from financing activities, ending balance	(119)	(28)	(199)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1,690	1,809
Changes from financing cash flows:
Payment of lease liabilities	(209)	(225)
Non-cash changes:
Lease additions	88	148
Changes in foreign exchange and fair value	15	(42)
Liabilities arising from financing activities, ending balance	1,584	1,690	$ 1,809
Painted Pony Energy Ltd
Changes from financing cash flows:
Settlement of long-term debt acquired		(397)
Non-cash changes:
Assumption of long-term debt		397
Painted Pony Energy Ltd | Long-term debt
Changes from financing cash flows:
Settlement of long-term debt acquired		(397)
Non-cash changes:
Assumption of long-term debt		$ 397
STORM Resources Ltd
Changes from financing cash flows:
Settlement of long-term debt acquired	(183)
Non-cash changes:
Assumption of long-term debt	183
STORM Resources Ltd | Long-term debt
Changes from financing cash flows:
Settlement of long-term debt acquired	(183)
Non-cash changes:
Assumption of long-term debt	$ 183